K&L Gates LLP

One Lincoln Street

Boston, MA 02111

June 8, 2017

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (File Nos. 333-211733 and 811-22353); Post-Effective Amendment No. 2 to Registration Statement on Form N-2 under the Securities Act of 1933

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the above captioned fund (the “Registrant”) is a post-effective amendment to the registration statement on Form N-2 under the 1933 Act, which also serves as an amendment to each Registrant’s registration under the 1940 Act (the “Registration Statement”). The filing corrects inadvertent errors in the prior POS 8C filing on June 6, 2017 (SEC Accession No. 0001193125-17-195587).

Thank you for your attention to these filings. Please direct any questions to the undersigned at (617) 261-3231.

Sincerely,

/s/ George J. Zornada

George J. Zornada